Taxation - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense benefits [line items]
Average effective tax rate	38.50%	45.20%	20.50%
Other permanent differences	£ 196	£ 97	£ 58
Deferred tax charge related to equity	(222)	147	£ (177)
Provisions For Uncertain Tax Position	1,175	1,892
Provision for deferred tax liabilities	1,396	1,934
One-off repatriation tax charge	348
Unremitted profits for which deferred tax not provided	0	1,700
Unremitted profits	17,000	18,000
Deferred tax expense (income) recognised in profit or loss	247
Research and development incentives recognised in operating profit	16
Deferred tax assets recognized on trading losses	261	173
Deferred tax assets recognized on capital losses	54
Foreign tax credits for which deferred tax has not been recogized	721
Swiss tax reform [Member]
Income tax expense benefits [line items]
Deferred tax expense (income) recognised in profit or loss	483
Origination and reversal of temporary differences [Member]
Income tax expense benefits [line items]
Deferred tax expense (income) recognised in profit or loss	569
US tax reform [member]
Income tax expense benefits [line items]
Deferred tax expense (income) recognised in profit or loss	805
Overseas [Member]
Income tax expense benefits [line items]
Provision for deferred tax liabilities	209	£ 205
UK [member]
Income tax expense benefits [line items]
Payments of corporation tax	212
US and Belgium [member]
Income tax expense benefits [line items]
Other permanent differences	34
Deferred tax charge related to equity	(27)
Deferred tax charge related to statement of comprehensive income	£ (25)